STATEMENTS OF CHANGES IN PARTNERS' CAPITAL (DEFICIT) - USD ($)	Total	Limited Partners [Member]	General Partner [Member]	Series Fifteen [Member]	Series Fifteen [Member] Limited Partners [Member]	Series Fifteen [Member] General Partner [Member]	Series Sixteen [Member]	Series Sixteen [Member] Limited Partners [Member]	Series Sixteen [Member] General Partner [Member]	Series Seventeen [Member]	Series Seventeen [Member] Limited Partners [Member]	Series Seventeen [Member] General Partner [Member]	Series Eighteen [Member]	Series Eighteen [Member] Limited Partners [Member]	Series Eighteen [Member] General Partner [Member]	Series Nineteen [Member]	Series Nineteen [Member] Limited Partners [Member]	Series Nineteen [Member] General Partner [Member]
Partners' capital (deficit) at Mar. 31, 2013	$ (17,953,827)	$ (15,919,011)	$ (2,034,816)	$ (3,760,903)	$ (3,401,105)	$ (359,798)	$ (8,381,644)	$ (7,831,219)	$ (550,425)	$ (6,609,554)	$ (6,122,681)	$ (486,873)	$ (4,188,640)	$ (3,836,526)	$ (352,114)	$ 4,986,914	$ 5,272,520	$ (285,606)
Distributions to partners	(4,462,881)	(4,462,881)	0	0	0	0	0	0	0	(382,881)	(382,881)	0	0	0	0	(4,080,000)	(4,080,000)	0
Net income (loss)	5,815,204	5,757,052	58,152	(117,270)	(116,097)	(1,173)	508,571	503,485	5,086	5,558,239	5,502,657	55,582	(21,394)	(21,180)	(214)	(112,942)	(111,813)	(1,129)
Partners' capital (deficit) at Mar. 31, 2014	(16,601,504)	(14,624,840)	(1,976,664)	(3,878,173)	(3,517,202)	(360,971)	(7,873,073)	(7,327,734)	(545,339)	(1,434,196)	(1,002,905)	(431,291)	(4,210,034)	(3,857,706)	(352,328)	793,972	1,080,707	(286,735)
Net income (loss)	2,596,075	2,570,114	25,961	590,961	585,051	5,910	3,285	3,252	33	930,695	921,388	9,307	489,636	484,740	4,896	581,498	575,683	5,815
Partners' capital (deficit) at Mar. 31, 2015	$ (14,005,429)	$ (12,054,726)	$ (1,950,703)	$ (3,287,212)	$ (2,932,151)	$ (355,061)	$ (7,869,788)	$ (7,324,482)	$ (545,306)	$ (503,501)	$ (81,517)	$ (421,984)	$ (3,720,398)	$ (3,372,966)	$ (347,432)	$ 1,375,470	$ 1,656,390	$ (280,920)